Borrowings - Summary of Borrowings (Detail)			12 Months Ended
	Nov. 09, 2017	Feb. 16, 2017	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of detailed information about borrowings [line items]
Nominal Value			€ 2,140,000,000
Arrangement fees			(36,000,000)
Accrued interest			23,000,000
Borrowings			2,127,000,000		€ 2,468,000,000	€ 2,233,000,000
Nominal rate		6.625%
Non-current			2,021,000,000		2,361,000,000
Current			106,000,000		107,000,000
Pan US ABL facility (due 2022) [member]
Disclosure of detailed information about borrowings [line items]
Nominal Value			€ 65,000,000	$ 78,000,000
Nominal rate			Floating
Effective rate			3.79%	3.79%
Borrowings			€ 65,000,000
Constellium N.V. USD Senior Unsecured Notes (Issued November 2017, due 2026) [member]
Disclosure of detailed information about borrowings [line items]
Nominal Value			€ 417,000,000	$ 500,000,000
Effective rate			6.26%	6.26%
Arrangement fees			€ (8,000,000)
Accrued interest			4,000,000
Borrowings			€ 413,000,000
Nominal rate	5.875%		5.88%
Constellium N.V. EURO Senior Unsecured Notes (Issued November 2017, due 2026) [member]
Disclosure of detailed information about borrowings [line items]
Nominal Value			€ 400,000,000
Effective rate			4.57%	4.57%
Arrangement fees			€ (7,000,000)
Accrued interest			2,000,000
Borrowings			€ 395,000,000
Nominal rate	4.25%		4.25%
Constellium N.V.senior secured notes (Issued March 2016, due 2021) [member]
Disclosure of detailed information about borrowings [line items]
Nominal Value | $				$ 425,000,000
Effective rate			8.94%	8.94%
Borrowings					401,000,000
Nominal rate			7.88%
Muscle Shoals senior secured notes [member]
Disclosure of detailed information about borrowings [line items]
Nominal Value | $				$ 650,000,000
Effective rate			7.45%	7.45%
Borrowings					635,000,000
Nominal rate			8.75%
Constellium N.V. senior unsecured notes (Issued May 2014, due 2024) [member]
Disclosure of detailed information about borrowings [line items]
Nominal Value			€ 334,000,000	$ 400,000,000
Effective rate			6.26%	6.26%
Arrangement fees			€ (4,000,000)
Accrued interest			2,000,000
Borrowings			€ 332,000,000		377,000,000
Nominal rate			5.75%
Constellium N.V. senior unsecured notes (Issued May 2014, due 2021) [member]
Disclosure of detailed information about borrowings [line items]
Nominal Value			€ 300,000,000
Effective rate			5.16%	5.16%
Arrangement fees			€ (4,000,000)
Accrued interest			2,000,000
Borrowings			€ 298,000,000		298,000,000
Nominal rate			4.63%
Constellium N.V. senior unsecured notes issued December 2014, due 2023) [member]
Disclosure of detailed information about borrowings [line items]
Nominal Value | $				$ 400,000,000
Effective rate			8.61%	8.61%
Borrowings					387,000,000
Nominal rate			8.00%
Constellium N.V. senior unsecured notes issued December 2014, due 2023) [member]
Disclosure of detailed information about borrowings [line items]
Nominal Value			€ 240,000,000
Effective rate			7.54%	7.54%
Borrowings					244,000,000
Nominal rate			7.00%
Constellium N.V. Senior Unsecured Notes (Issued February 2017, due 2025) [member]
Disclosure of detailed information about borrowings [line items]
Nominal Value			€ 542,000,000	$ 650,000,000
Effective rate			7.13%	7.13%
Arrangement fees			€ (13,000,000)
Accrued interest			12,000,000
Borrowings			€ 541,000,000
Nominal rate			6.63%
Other loans [member]
Disclosure of detailed information about borrowings [line items]
Nominal Value			€ 82,000,000
Accrued interest			1,000,000
Borrowings			€ 83,000,000		80,000,000
Ravenswood ABL facility (due 2018) [member]
Disclosure of detailed information about borrowings [line items]
Nominal rate			Floating
Borrowings					€ 46,000,000
Muscle Shoals ABL facility (due 2020) [member]
Disclosure of detailed information about borrowings [line items]
Nominal rate			Floating
Secured inventory based facility (due 2019) [member]
Disclosure of detailed information about borrowings [line items]
Nominal rate			Floating